CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 107,288	$ 126,825
Accounts receivable, trade	7,862	2,948
Due from related parties	23	0
Inventories (Note 2(g))	5,526	5,835
Prepaid expenses and other assets	9,210	6,364
Vessel held for sale (Note 4)	7,130	0
Total current assets	137,039	141,972
FIXED ASSETS:
Vessels, net (Note 4)	882,297	991,403
Property and equipment, net (Note 5)	22,077	22,425
Total fixed assets	904,374	1,013,828
OTHER NON-CURRENT ASSETS:
Restricted cash (Notes 2(e) and 6)	21,000	24,582
Investments in related parties (Notes 2(v,x) and 3)	1,680	3,263
Other non-current assets	2,941	0
Deferred charges, net (Notes 2(m) and 4)	4,246	4,151
Total assets	1,071,280	1,187,796
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 6)	40,205	96,434
Accounts payable, trade and other	11,394	11,073
Due to related parties (Note 3)	85	182
Accrued liabilities	11,268	13,377
Deferred revenue	2,532	4,090
Total current liabilities	65,484	125,156
Long-term debt, net of current portion and deferred financing costs, non-current (Note 6)	434,746	434,113
Other non-current liabilities	986	843
Commitments and contingencies (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 8(a))	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 91,193,339 and 103,764,351 issued and outstanding at December 31, 2019 and 2018, respectively (Note 8(b))	912	1,038
Additional paid-in capital	1,021,633	1,062,645
Accumulated other comprehensive income	109	287
Accumulated deficit	(452,616)	(436,312)
Total stockholders' equity	570,064	627,684
Total liabilities and stockholders' equity	$ 1,071,280	$ 1,187,796